Income and mining taxes (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	Year ended December 31,
	2020	2019
Current:
Income taxes	$4,458	$24,919
Mining taxes	4,671	4,720
Adjustments in respect of prior years	(398)	6,273
	8,731	35,912
Deferred:
Income tax recoveries - origination, revaluation and/or reversal of temporary differences	(39,411)	(133,468)
Mining tax recoveries - origination, revaluation and/or reversal of temporary difference	(3,331)	(12,214)
Adjustments in respect of prior years	(494)	817
	(43,236)	(144,865)
	$(34,505)	$(108,953)

Disclosure of detailed information about deferred taxes [Table Text Block]

	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax asset	$94,070	$69,950
Deferred mining tax asset	7,829	5,096
	101,899	75,046

Deferred income tax liability	(220,568)	(233,218)
Deferred mining tax liability	(8,865)	(9,710)
	(229,433)	(242,928)
Net deferred tax liability balance, end of year	$(127,534)	$(167,882)

Disclosure of detailed information about changes in deferred tax assets and liabilities [Table Text Block]

	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019
Net deferred tax liability balance, beginning of year	$(167,882)	$(308,577)
Deferred tax recovery	43,236	144,865
OCI transactions	(759)	1,878
Foreign currency translation on the deferred tax liability	(2,129)	(6,048)
Net deferred tax liability balance, end of year	$(127,534)	$(167,882)

Disclosure of detailed information about reconciliation to statutory tax rate [Table Text Block]

	Year ended December 31,
	2020	2019
Statutory tax rate	26.3%	27.0%

Tax recovery at statutory rate	$(47,047)	$(122,246)
Effect of:
Deductions related to mining taxes	(1,369)	(1,493)
Adjusted income taxes	(48,416)	(123,739)
Mining tax expense (recovery)	1,291	(6,674)
	(47,125)	(130,413)

Permanent differences related to:
Capital items	(160)	3,270
Other income tax permanent differences	(1,165)	1,747
Impact of remeasurement on decommissioning liability	7,094	(12,018)
Temporary income tax differences not recognized	(1,827)	(351)
Other temporary income tax differences not recognized	2,927	2,323
Non-deductible impairment on UCM receivable	—	7,041
Withholding tax on dividends	—	6,826
Impact related to differences in tax rates in foreign operations	5,534	20,338
Impact of changes to statutory tax rates	2,412	(259)
Foreign exchange on non-monetary items	(3,628)	(6,633)
Impact related to tax assessments and tax return amendments	1,433	(824)
Tax recovery	$(34,505)	$(108,953)

Disclosure of temporary differences recognized [Table Text Block]
	Balance sheet		Income Statement
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax (liability) asset/expense (recovery)
Property, plant and equipment	$(88,368)	$(96,841)	$(8,473)	$13,434
Pension obligation	9,467	11,332	1,294	(1,115)
Other employee benefits	25,687	16,837	(8,850)	(3,349)
Decommissioning and restoration obligation	37,902	41,208	3,307	(33,391)
Non-capital losses	110,374	90,446	(19,928)	(17,976)
Share issuance and debt cost	8,972	6,540	(2,768)	4,361
Embedded derivative (prepayment option)	(13,137)	(694)	12,443	245
Deferred revenue	(809)	(112)	697	(12,839)
Other	3,982	1,234	(4,516)	(7,755)
Deferred income tax asset / expense (recovery)	94,070	69,950	(26,794)	(58,385)
Deferred income tax liability (asset)/ (recovery) expense
Property, plant and equipment	292,858	259,145	33,713	(79,892)
Other employee benefits	203	(80)	(176)	(320)
Asset retirement obligations	(1,588)	(833)	(756)	85
Non-capital losses	(78,607)	(28,643)	(49,965)	(1,269)
Other	7,702	3,629	4,073	7,302
Deferred income tax liability/ expense (recovery)	220,568	233,218	(13,111)	(74,094)
Deferred income tax liability/ expense (recovery)	$(126,498)	$(163,268)	$(39,905)	$(132,479)

Disclosure of detailed information about temporary differences not recognized [Table Text Block]
	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment	$46,718	$33,269
Capital losses	166,227	159,545
Other employee benefits	51,226	68,866
Asset retirement obligations	193,898	146,679
Non-capital losses	115,902	122,979
Temporary differences not recognized	$573,971	$531,338

Disclosure of detailed information about temporary differences - deferred mining tax assets and liabilities [Table Text Block]
	Dec. 31, 2020	Dec. 31, 2019
Canada
Property, plant and equipment	$7,829	$5,095
	Dec. 31, 2020	Dec. 31, 2019
Peru
Property, plant and equipment	$(8,865)	$(9,710)